VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 312-609-7500 FAX: 312-609-5005 CHICAGO • NEW YORK CITY • WASHINGTON, D.C.

September 2, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	William Blair Funds (the “Fund”)

Post-Effective Amendment No. 75 under the

Securities Act of 1933 and Amendment No. 76 under the

Investment Company Act of 1940

File Nos. 33-17463 and 811-5344

To the Commission:

The Fund is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) the Fund’s Post-Effective Amendment No. 75 under the 1933 Act to its Registration Statement on Form N-1A (Amendment No. 76 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(2) under the 1933 Act. The purpose of this Amendment is to add a new series, the William Blair Commodity Long/Short Strategy Fund, to the Trust. This Amendment is intended to become effective pursuant to the Rule.

If you have any questions or comments concerning this filing, please contact me at (312) 609-7753.

Very truly yours,

/s/ John S. Marten
John S. Marten

JSM